OPERATING SEGMENTS - Provision recognized in current year (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Total consolidated	Rp (567)	Rp (474)	Rp (2,344)
Operating Segments.
Disclosure of operating segments [line items]
Total segment provision	(578)	(425)	(2,259)
Provision recognized from other non-operating segments	(7)	(3)	(6)
Adjustment and inter-segment elimination
Disclosure of operating segments [line items]
Adjustment and elimination	Rp 18	Rp (46)	(97)
IFRS reconciliation			Rp 18